Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Schedule of trade and other receivables, net

	12.31.2022	12.31.2021
Receivables from contracts with customers
Third parties	5,210	4,839
Related parties
Investees (note 35.1)	93	385
Subtotal	5,303	5,224
Other trade receivables
Third parties
Receivables from divestments (*)	1,922	2,679
Lease receivables	394	435
Other receivables	765	872
Related parties
Petroleum and alcohol accounts - receivables from Brazilian Federal Government	602	506
Subtotal	3,683	4,492
Total trade and other receivables, before ECL	8,986	9,716
Expected credit losses (ECL) - Third parties	(1,533)	(1,428)
Expected credit losses (ECL) - Related parties	(3)	(20)
Total trade and other receivables	7,450	8,268
Current	5,010	6,368
Non-current	2,440	1,900
(*)	At December 31, 2022, it mainly refers to the receivables from the divestments of Atapu, Sépia, Carmópolis, Roncador, Maromba, Miranga, Baúna, Pampo e Enchova, Breitener, Rio Ventura e Cricaré. In 2021, it mainly refers to receivables (including interest, exchange rate variation and inflation indexation) from the divestment in Nova Transportadora do Sudeste (NTS), of Block BM-S-8 in the Bacalhau field (former Carcará group), in addition to the values referring to Rio Ventura, Roncador, Pampo Enchova, Baúna and Miranga fields.

Trade and other receivables are generally classified as measured at amortized cost, except for receivables with final prices linked to changes in commodity price after their transfer of control, which are classified as measured at fair value through profit or loss, amounting to US$ 470 as of December 31, 2022 (US$ 1,155 as of December 31, 2021).

The Company expects to receive the amounts of Petroleum and Alcohol Accounts between 2023 and 2027, according to the constitutional amendments of December 2021, which established limits for disbursements by the Federal Government in each fiscal year.

13.2.	Aging of trade and other receivables – third parties

Schedule of aging of trade and other receivables

	12.31.2022		12.31.2021
	Trade and other receivables	Expected credit losses	Trade and other receivables	Expected credit losses
Current	6,474	(39)	7,059	(77)
Overdue:
1-90 days	189	(48)	218	(26)
91-180 days	30	(27)	40	(6)
181-365 days	63	(51)	51	(29)
More than 365 days	1,535	(1,368)	1,457	(1,290)
Total	8,291	(1,533)	8,825	(1,428)

Schedule of changes in credit losses provision

	31.12.2022	31.12.2021
Opening balance	1,448	1,596
Additions	136	69
Write-offs	(21)	(40)
Reversals	(81)	(112)
Transfer of assets held for sale	−	(8)
Translation adjustment	54	(57)
Closing balance	1,536	1,448
Current	245	158
Non-current	1,291	1,290